Summary of Significant Accounting Policies (Implementation Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expensed pursuit costs
Restructuring Cost and Reserve [Line Items]
System implementation costs and severance costs	$ 5,066	$ 1,016
General and administrative expense
Restructuring Cost and Reserve [Line Items]
System implementation costs and severance costs	$ 1,011	$ 4,001